Adjustments for non-cash items (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Adjustments for non-cash items
Depreciation, amortization and impairment	kr 40,249	kr 42,692	kr 13,682
Share-based compensation expenses	53,504	30,485	14,763
Income tax	(1,190)	9,865	(5,385)
Financial income	(1,896)	(1,127)	(9,306)
Financial expenses	16,674	3,511	3,390
Net loss on sale of fixed assets	2,697	0	0
Fair value adjustments	6,520	0	0
Exchange rate adjustments	(68,943)	57,712	(7,937)
Total adjustments	kr 47,615	kr 143,138	kr 9,207